Income Tax Provision (Details) - Schedule of Uncertain Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	May 31, 2022	May 31, 2021
Schedule Of Uncertain Tax Provision Abstract
Total UTP balance on June 1	$ 2,582,341		$ 2,582,341
Additions based on tax provisions related to the current year			2,582,341
Additions for tax positions of prior years
Reductions for tax positions of prior years
Settlements
Reductions due to lapse of applicable statute of limitations
Total UTP balance on August 31	$ 2,582,341		$ 2,582,341